UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Class B Ordinary Shares	Total deficit attributable to ordinary shareholders of the Company	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests
Beginning balance (in shares) at Dec. 31, 2024					291,166,110	48,960,916
Beginning balance at Dec. 31, 2024	$ (237,703)			$ (239,668)	$ 2	$ 0	$ (1,019)	$ 895,010	$ (1,124,452)	$ (9,209)	$ 1,965
Beginning balance, treasury (in shares) at Dec. 31, 2024							5,003,000
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	(72,639)			(69,056)					(69,056)		(3,583)
Share-based compensation	6,504			6,504				6,504
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)					5,562,000
Issuance of Class A ordinary shares under 2022 Share Incentive Plan	163			163				163
Issuance of ordinary shares upon follow-on public offering (in shares)					25,000,000
Issuance of ordinary shares upon follow-on public offering	42,578			42,578				42,578
Re-designated ordinary shares from Class B to Class A (in shares)					3,000,000	(3,000,000)
Repurchase of ordinary shares (in shares)					(20,897,751)		20,897,751
Repurchase of ordinary shares	(28,985)			(28,985)			$ (28,985)
Foreign currency translation adjustment, net of nil income taxes	(5,191)			(5,244)						(5,244)	53
Ending balance (in shares) at Jun. 30, 2025					303,830,359	45,960,916
Ending balance at Jun. 30, 2025	(295,273)			(293,708)	$ 2	$ 0	$ (30,004)	944,255	(1,193,508)	(14,453)	(1,565)
Ending balance, treasury (in shares) at Jun. 30, 2025							25,900,751
Beginning balance (in shares) at Dec. 31, 2025		310,505,777	45,960,916		310,505,777	45,960,916
Beginning balance at Dec. 31, 2025	$ (283,475)			(282,664)	$ 2	$ 0	$ (30,004)	958,052	(1,190,495)	(20,219)	(811)
Beginning balance, treasury (in shares) at Dec. 31, 2025	25,900,751						25,900,751
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	$ (21,315)			(20,988)					(20,988)		(327)
Share-based compensation	1,467			1,467				1,467
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)					279,455
Issuance of Class A ordinary shares under 2022 Share Incentive Plan	185			185				185
Issuance of ordinary shares upon follow-on public offering (in shares)					27,297,002
Issuance of ordinary shares upon follow-on public offering	45,586			45,586				45,586
Repurchase of ordinary shares (in shares)					(4,871,121)		4,871,121
Repurchase of ordinary shares	(9,907)			(9,907)			$ (9,907)
Issuance of Class A ordinary shares for convertible notes conversion (in shares)		13,818,840			13,818,840
Issuance of Class A ordinary shares for convertible notes conversion (Note 16)	14,255	$ 14,255		14,255				14,255
Accretion to redemption value of redeemable noncontrolling interests (Note 21)	(1,809)			(1,809)					(1,809)
Fair value change of available-for-sale debt investment (Note 7)	(2,799)			(2,799)						(2,799)
Foreign currency translation adjustment, net of nil income taxes	(8,070)			(8,101)						(8,101)	31
Ending balance (in shares) at Jun. 30, 2026		347,029,953	45,960,916		347,029,953	45,960,916
Ending balance at Jun. 30, 2026	$ (265,882)			$ (264,775)	$ 2	$ 0	$ (39,911)	$ 1,019,545	$ (1,213,292)	$ (31,119)	$ (1,107)
Ending balance, treasury (in shares) at Jun. 30, 2026	30,771,872						30,771,872